Commitments and Contigencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure
Commitments And Contingencies Disclosure

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

12. Commitments and contingencies

12.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business.

In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Except as described below, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

In November 2008, Annapolis Shipping Company Limited of Malta, a subsidiary of DryShips Inc. and seller of the vessel Lacerta to China National Machinery Import & Export Corporation on behalf of Qingdao Shunhe Shipping Co. Ltd of China (the "Buyers"), commenced arbitration proceedings against the Buyers because they failed to comply with their obligations under the memorandum of agreement and to take delivery of the vessel. The buyers responded by raising the issue of change of place of delivery. No quantification of the above claim and counter-claim may be given presently.

On July 17, 2008, the Company entered into an agreement to sell the Toro, a 1995-built 73,034 dwt Panamax drybulk carrier, to Samsun Logix Corporation, “Samsun”, for the price of approximately $63,400. On January 29, 2009, the Company reached an agreement with the buyers whereby the price was reduced to $36,000. As part of the agreement, the buyers released the deposit of $6,300 to the Company immediately and were required to make a new deposit of $1,500 towards the revised purchase price. On February 13, 2009, the Company proceeded with the cancellation of the sale agreement due to the buyers' failure to pay the new deposit of $1,500. In February 2009, Samsun was placed in corporate rehabilitation. In February 2010 Samsun's plan of reorganization was approved by its creditors. As part of this plan the Company will recover a certain percentage of the agreed-upon purchase price. As this is contingent on the successful implementation of the plan of reorganization, the Company is unable to estimate the impact on the Company's financial statements.

On March 5, 2009, a complaint against the Company's Board of Directors and a former director was filed in the High Court of the Republic of the Marshall Islands for an unspecified amount of damages alleging that such directors had breached their fiduciary duty of good faith in connection with the termination of the acquisition of four Panamax drybulk carriers and nine Capesize drybulk carriers. The complaint, which was amended on August 14, 2009, also seeks the disgorgement of all payments made in connection with the termination of these acquisitions. The Company filed a motion for an early dismissal of this complaint. This motion to dismiss the complaint was granted by the High Court in February 2010. On March 16, 2010, the claimant filed with the Supreme Court of the Republic of the Marshall Islands a Notice of Appeal against the Order of the High Court. Appeal was heard on April 6, 2011. The Supreme Court is expected to deliver its decision within the next few months.

On May 3, 2010, the Capitola was detained by the United States Coast Guard at the Port of Baltimore, Maryland. The alleged deficiencies involved in the detention related to a suspected by-pass of the vessel's oily water separating equipment and related vessel records. The relevant vessel owning subsidiary of the Company and Cardiff posted security in the amount of $1.5 million for release of the vessel from detention. During 2011 the U.S. District Court in Maryland has resolved a case in which Cardiff, the former manager of the Capitola, a drybulk vessel operated by DryShips, entered into a comprehensive settlement with the U.S. Department of Justice in connection with an investigation into MARPOL violations involving that vessel. Cardiff's plea agreement with the U.S. Department of Justice involved the failure to record certain discharges of oily water and oil residues in the ship's Oil Record Book. The court ordered Cardiff to pay a fine and to implement an Environmental Compliance Plan, “ECP”. It has been agreed that the Company's current vessel manager, TMS Bulkers, will carry out the ECP for the DryShips' vessels. The ECP will strengthen the commitment of TMS Bulkers to environmental compliance in every phase of its operation, including the operation of the DryShips' vessels. The court applied a fine of approximately $2,400 part of which amounting to approximately $2,000 has been reimbursed by the Company to Cardiff.

The Company's drilling rig, Leiv Eiriksson, operated in Angola during the period 2002 to 2007. The Company understands that the Angolan government has retroactively levied import/export duties for two import/export events during the period 2002 to 2007 estimated between $5 million to $10 million. The Company believes that the assessment of duties is without merit and that the Company will not be required to pay any material amount.

The vessels Capri, Capitola and Samatan, are on long term time charters to Korea Line Corporation ("KLC") pursuant to charterparties dated May 6, 2008, March 3, 2008 and March 3, 2008 (the "Original Charterparties") per each vessel respectively. On January 25, 2011, KLC filed with the 4th Bankruptcy Division of the Seoul Central District Court (the "Seoul Court") an application for rehabilitation pursuant to the Debtor Rehabilitation & Bankruptcy Act. On February 15, 2011 KLC's application was approved by the Seoul Court, and Joint Receivers of KLC were appointed.

Upon and with effect from March 14, 2011, the shipowning companies' Original Charterparties with KLC were terminated by the Joint Receivers, and the shipowning companies entered into New Charterparties with the Joint Receivers at reduced rates of hire and others terms, with the approval of the Seoul Court. On April 1, 2011, the shipowning companies filed claims in the corporate rehabilitation of KLC for (i) outstanding hire due under the Original Charterparties, and (ii) damages and loss caused by the early termination of the Original Charterparties.

12.2 Purchase obligations:

The following table sets forth the Company's contractual obligations and their maturity dates as of June 30, 2011.

Obligations:	Total	1st year	2nd year	3rd year	4th year

Vessels shipbuilding contracts	$611,965	$353,920	$152,645	$105,400	$0
Drillship Shipbuilding contracts plus owners furnished equipment	1,711,623	614,725	1,096,898		0
Total obligations	$$2,323,588	$968,645	$1,249,543	$105,400	$0

12.3 Contractual charter revenue

Future minimum contractual charter revenue, based on vessels and rigs committed to non-cancelable, long-term time and bareboat charter contracts as of June 30, 2011, amounts to $540,225 during 2012, $848,940 during 2013, $451,365 during 2014, $370,258 during 2015 and $141,851 during 2016 and thereafter. These amounts do not include any assumed off-hire.

12.4 Rental payments

The Company leases office space in Athens, Greece, from a son of George Economou. As of June 30, 2011, the future obligations amount to $28 for the twelve months ending June 30, 2012, $28 for twelve months ending June 30, 2013, $28 for twelve months ending June 30, 2014, $28 for twelve months ending June 30, 2015, and $21 for twelve months ending June 30, 2016. The contract expires in 2016.

The Company's majority-owned subsidiary, Ocean Rig UDW, entered into a five year office lease agreement with Vestre Svanholmen 6 AS which commenced on July 1, 2007. This lease includes an option for an additional five years term which must be exercised at least six months prior to the end of the term of the contract which expires in June 2012. Ocean Rig UDW also entered a three year office lease with a third party in Nicosia, Cyprus which commenced on September 1, 2010. As of June 30, 2011, the future obligations amount to $468 for the twelve months ending June 30, 2012, $368 for twelve months ending June 30, 2013, $33 for twelve months ending June 30, 2014, $33 for twelve months ending June 30, 2015, and $24 for twelve months ending June 30, 2016. The contract expires in 2016.